UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities — 7.6%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	698	$746,776
ACAS CLO Ltd., Series 2013-1A, Class C, 3.24%, 4/20/25 (a)(b)		500	488,000
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	416,528
Apidos CDO XI, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		600	597,900
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		500	479,064
Babson CLO Ltd., Series 2012-1X, Class B, 2.78%, 4/15/22 (b)		500	490,000
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.92%, 4/17/25 (a)(b)		500	498,400
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	213,607
Class C, 2.20%, 10/16/17		125	127,537
Class D, 3.09%, 8/15/18		155	159,517
Cavalry CLO Ltd., Series 2A (a)(b):
Class C, 3.23%, 1/17/24		1,035	1,019,475
Class D, 4.38%, 1/17/24		770	754,600
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,129,880
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.53%, 8/14/24		750	757,500
Series 2013-1A, Class B, 3.09%, 4/16/25		500	500,150
Series 2013-1A, Class C, 3.88%, 4/16/25		500	490,650
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.34%, 1/25/37 (b)		1,013	892,435
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,987,453
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		504	504,704
Series 2011-3A, Class C, 4.03%, 2/15/17		255	257,408
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.53%, 11/14/21 (a)(b)		500	481,500
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		500	481,000
		Par (000)	Value
Asset-Backed Securities
Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.10%, 1/15/16 (b)	USD	180	$180,629
Series 2012-1, Class C, 1.70%, 1/15/16 (b)		475	477,409
Series 2012-1, Class D, 2.30%, 1/15/16 (b)		445	447,111
Series 2012-2, Class B, 2.32%, 1/15/19		245	250,799
Series 2012-2, Class C, 2.86%, 1/15/19		105	109,328
Series 2012-2, Class D, 3.50%, 1/15/19		200	209,098
Galaxy CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		500	494,375
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)		19	18,790
ING IM CLO Ltd., Series 2012-2A, Class C, 3.73%, 10/15/22 (a)(b)		750	750,000
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.38%, 8/23/27		525	515,433
Series 2008-3, Class A4, 1.92%, 11/25/24		615	654,289
OZLM Funding Ltd. (a)(b):
Series 2013-3A, Class B, 3.35%, 1/22/25		750	754,575
Series 2013-3A, Class C, 4.15%, 1/22/25		500	491,650
PFS Financing Corp., Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)		480	482,542
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		441	442,672
Series 2011-S1A, Class C, 2.01%, 8/15/16		293	294,848
Series 2011-S1A, Class D, 3.15%, 8/15/16		307	309,314
Series 2011-WO, Class C, 3.19%, 10/15/15		580	592,413
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		493	494,187
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,038,537
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		78	77,595
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	749,451
Series 2011-1, Class D, 4.01%, 2/15/17		940	981,185

BLACKROCK CORE BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)	USD	165	$165,084
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		93	93,719
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		431	433,456
Series 2012-1, Class B, 2.72%, 5/16/16		240	245,214
Series 2012-1, Class C, 3.78%, 11/15/17		325	339,720
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.48%, 6/15/21 (b)		160	157,829
Series 2008-5, Class A3, 1.58%, 1/25/18 (b)		515	523,247
Series 2008-5, Class A4, 1.98%, 7/25/23 (b)		615	645,738
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		277	281,568
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	374,021
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		41	41,302
Series 2004-P10B, 4.75%, 8/10/14		87	88,831
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,174	1,173,607
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		750	727,500
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,266,693
			30,847,843
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,333	259,377
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		5,417	389,379
			648,756
Total Asset-Backed Securities – 7.8%			31,496,599

		Shares	Value
Common Stocks (c)
Paper & Forest Products — 0.0%
NewPage Corp.		1,720	$163,400
Software — 0.0%
Bankruptcy Management Solutions, Inc.		135	—
Total Common Stocks – 0.0%			163,400

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	230	252,425
United Technologies Corp. (d):
4.88%, 5/01/15		1,125	1,217,774
6.13%, 7/15/38		700	886,894
			2,357,093
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19		571	593,959
Series 2012-3, Class C 6.13%, 4/29/18		500	525,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,552	1,679,847
			2,798,806
Auto Components — 0.5%
Icahn Enterprises LP, 8.00%, 1/15/18		1,450	1,537,000
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		590	579,675
			2,116,675
Automobiles — 0.5%
Ford Motor Co., 4.75%, 1/15/43		1,995	1,856,016
Beverages — 0.0%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	50	70,349
Building Products — 0.2%
Cemex SAB de CV, 5.88%, 3/25/19 (a)	USD	200	199,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20		255	274,763
Texas Industries, Inc., 9.25%, 8/15/20		324	358,830
			832,593

BLACKROCK CORE BOND TRUST	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Capital Markets — 3.6%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)	USD	2,935	$3,516,740
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20		1,220	1,386,839
5.25%, 7/27/21		3,165	3,525,937
5.75%, 1/24/22		1,800	2,060,541
Morgan Stanley:
4.20%, 11/20/14		490	510,459
4.00%, 7/24/15		410	431,463
6.25%, 8/28/17 (d)		1,930	2,226,635
Murray Street Investment Trust I, 4.65%, 3/09/17		825	899,195
			14,557,809
Chemicals — 1.4%
Axiall Corp., 4.88%, 5/15/23 (a)		152	152,760
The Dow Chemical Co., 4.13%, 11/15/21		350	372,141
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		527	530,952
Huntsman International LLC, 4.88%, 11/15/20		414	418,140
Methanex Corp., 3.25%, 12/15/19		2,074	2,078,109
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		245	251,125
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		161	162,208
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,486	1,515,720
Tronox Finance LLC, 6.38%, 8/15/20 (a)		182	178,815
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		151	159,305
			5,819,275
Commercial Banks — 3.1%
CIT Group, Inc.:
5.50%, 2/15/19 (a)		280	303,100
5.38%, 5/15/20		1,650	1,777,875
5.00%, 8/15/22		174	185,310
Depfa ACS Bank, 5.13%, 3/16/37 (a)		3,775	3,378,625
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,459,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)(d)		700	740,118
HSBC Holdings Plc, 6.10%, 1/14/42 (d)		305	378,267
Rabobank Nederland (d):
3.88%, 2/08/22		1,390	1,443,432
3.95%, 11/09/22		1,500	1,492,956
Wells Fargo & Co., 3.50%, 3/08/22 (d)		1,390	1,440,964
			12,600,147
		Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)	USD	246	$263,835
Aviation Capital Group Corp. (a):
4.63%, 1/31/18		650	671,489
7.13%, 10/15/20		900	1,023,750
The Hertz Corp.:
4.25%, 4/01/18 (a)		236	242,490
5.88%, 10/15/20		230	242,650
7.38%, 1/15/21		620	685,100
6.25%, 10/15/22		385	418,206
Mobile Mini, Inc., 7.88%, 12/01/20		320	354,400
UR Merger Sub Corp.:
5.75%, 7/15/18		194	207,095
7.38%, 5/15/20		495	543,263
7.63%, 4/15/22		452	500,590
			5,152,868
Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		4,330	4,405,775
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	588,300
			4,994,075
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	194,556
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	201,000
			395,556
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		1,815	2,014,650
7.50%, 7/15/20 (a)		1,544	1,636,640
11.50%, 7/15/20		255	299,625
Lafarge SA, 7.13%, 7/15/36		135	146,137
			4,097,052
Consumer Finance — 0.8%
Discover Financial Services, 3.85%, 11/21/22		250	251,774
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,265	1,593,934
4.25%, 9/20/22		800	822,239
SLM Corp., 6.25%, 1/25/16		661	702,337
			3,370,284
Containers & Packaging — 1.0%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc. (a):
7.38%, 10/15/17	EUR	425	593,823
4.88%, 11/15/22	USD	209	208,477

BLACKROCK CORE BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	91	$99,418
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		143	139,783
Sealed Air Corp. (a):
6.50%, 12/01/20		550	611,875
8.38%, 9/15/21		225	259,875
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	989,434
4.88%, 9/15/18	USD	410	424,350
7.75%, 11/15/19	EUR	410	583,544
			3,910,579
Diversified Consumer Services — 0.3%
APX Group, Inc., 6.38%, 12/01/19 (a)	USD	636	634,410
Rent-A-Center, Inc., 4.75%, 5/01/21 (a)		431	422,380
			1,056,790
Diversified Financial Services — 7.4%
Aircastle Ltd., 6.25%, 12/01/19		708	766,410
Ally Financial, Inc.:
8.30%, 2/12/15		1,500	1,650,000
5.50%, 2/15/17		1,500	1,605,000
6.25%, 12/01/17		160	176,088
8.00%, 3/15/20		560	666,400
8.00%, 11/01/31		300	387,000
Bank of America Corp. (d):
5.63%, 7/01/20		1,100	1,270,617
3.30%, 1/11/23		4,990	4,833,758
Citigroup, Inc., Series D, 5.35%(b)(f)		1,050	1,036,875
FMR LLC, 4.95%, 2/01/33 (a)(d)		1,150	1,172,602
General Electric Capital Corp. (d):
6.15%, 8/07/37		2,150	2,550,650
6.88%, 1/10/39		135	172,381
General Motors Financial Co., Inc., 4.25%, 5/15/23 (a)		182	177,450
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (a)(g)		185	180,837
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		500	502,500
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		626	627,565
JPMorgan Chase & Co.:
3.70%, 1/20/15 (d)		3,425	3,580,468
6.30%, 4/23/19		2,000	2,406,546
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	933,795
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		900	1,017,990
Moody's Corp., 4.50%, 9/01/22		900	932,994

		Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	USD	200	$213,000
7.88%, 8/15/19		560	613,200
5.75%, 10/15/20		1,000	1,015,000
6.88%, 2/15/21		680	725,900
WMG Acquisition Corp., 11.50%, 10/01/18		562	663,160
			29,878,186
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	413,500
Level 3 Financing, Inc.:
8.13%, 7/01/19		698	755,585
8.63%, 7/15/20		650	715,000
Lynx I Corp., 5.38%, 4/15/21 (a)		395	410,800
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,119,649
6.00%, 9/30/34		1,550	1,487,980
Verizon Communications, Inc. (d):
3.50%, 11/01/21		500	516,938
6.40%, 2/15/38		3,483	4,201,330
Windstream Corp., 7.88%, 11/01/17		40	46,000
			9,666,782
Electric Utilities — 6.0%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	158,693
5.95%, 12/15/36		217	242,935
CMS Energy Corp., 5.05%, 3/15/22		915	1,033,146
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	386,682
6.00%, 1/15/38 (d)		825	1,023,030
4.25%, 12/15/41 (d)		375	368,659
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,525	2,020,189
Electricite de France SA, 5.60%, 1/27/40 (a)		1,400	1,568,668
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,709,385
6.40%, 6/15/38 (d)		430	552,399
Hydro-Quebec (d):
9.40%, 2/01/21		390	562,557
8.40%, 1/15/22		730	1,023,775
8.05%, 7/07/24		1,900	2,708,353
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	304,573
Nisource Finance Corp.:
6.40%, 3/15/18		280	332,542
5.25%, 2/15/43		500	518,735
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,887,627
PacifiCorp., 6.25%, 10/15/37 (d)		575	741,777

BLACKROCK CORE BOND TRUST	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Electric Utilities (concluded)
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37	USD	1,200	$1,573,069
Southern California Edison Co. (d):
5.63%, 2/01/36		625	749,796
Series 08-A, 5.95%, 2/01/38		1,075	1,353,620
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	850	1,123,568
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37	USD	2,000	2,514,206
			24,457,984
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	603,200
Energy Equipment & Services — 3.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(d)		565	581,950
Ensco Plc:
3.25%, 3/15/16		160	169,127
4.70%, 3/15/21 (d)		1,745	1,925,152
EOG Resources, Inc., 2.63%, 3/15/23 (d)		1,902	1,832,490
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		807	859,455
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (a)		71	72,420
Noble Holding International Ltd., 5.25%, 3/15/42		350	340,651
Peabody Energy Corp.:
6.00%, 11/15/18		1,251	1,338,570
6.25%, 11/15/21		1,349	1,409,705
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,629,750
Tervita Corp., 8.00%, 11/15/18 (a)		516	534,060
Transocean, Inc.:
5.05%, 12/15/16		850	941,644
6.50%, 11/15/20		350	406,335
			12,041,309
Food Products — 1.0%
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,828,213
5.00%, 6/04/42		997	1,045,065
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)		224	224,840
Post Holdings, Inc., 7.38%, 2/15/22		749	834,199
			3,932,317

		Par (000)	Value
Corporate Bonds
Gas Utilities — 0.6%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	USD	1,600	$1,988,274
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		380	408,025
			2,396,299
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,392,128
DJO Finance LLC/DJO Finance Corp., 7.75%, 4/15/18		735	760,725
Teleflex, Inc., 6.88%, 6/01/19		385	415,800
			2,568,653
Health Care Providers & Services — 4.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	191,188
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	417,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	687,022
HCA, Inc.:
6.50%, 2/15/20	USD	2,118	2,388,045
7.88%, 2/15/20		205	223,450
7.25%, 9/15/20		350	385,000
4.75%, 5/01/23		1,161	1,158,097
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		412	430,540
INC Research LLC, 11.50%, 7/15/19 (a)		465	499,875
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		310	330,150
Omnicare, Inc., 7.75%, 6/01/20		805	891,537
Symbion, Inc., 8.00%, 6/15/16		455	481,163
Tenet Healthcare Corp.:
6.25%, 11/01/18		859	951,342
4.50%, 4/01/21 (a)		383	376,298
4.38%, 10/01/21 (a)		1,765	1,712,050
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		2,000	1,986,892
WellPoint, Inc., 4.65%, 1/15/43 (d)		4,005	3,976,440
			17,086,089
Health Care Technology — 0.6%
Amgen, Inc. (d):
6.40%, 2/01/39		750	912,718
5.15%, 11/15/41		1,500	1,591,288
			2,504,006
Hotels, Restaurants & Leisure — 1.7%
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (a)		398	383,075
MCE Finance Ltd., 5.00%, 2/15/21 (a)		935	935,000

BLACKROCK CORE BOND TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)	USD	865	$869,325
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP	900	1,415,320
Series A4, 5.66%, 6/30/27		1,327	1,975,918
Series N, 6.46%, 3/30/32		1,195	1,425,310
			7,003,948
Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	580	628,575
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,593,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		372	376,650
			3,598,725
Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	259,300
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	200	214,750
6.63%, 11/15/22		275	297,000
			771,050
Independent Power Producers & Energy Traders — 0.7%
The AES Corp., 4.88%, 5/15/23		37	36,353
Calpine Corp., 7.50%, 2/15/21 (a)		78	84,630
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		922	1,049,927
10.00%, 12/01/20 (a)		890	1,009,037
GenOn REMA LLC, Series C, 9.68%, 7/02/26		415	452,350
NRG Energy, Inc., 6.63%, 3/15/23 (a)		19	20,093
			2,652,390
Industrial Conglomerates — 0.0%
Smiths Group Plc, 3.63%, 10/12/22 (a)		180	174,086
Insurance — 4.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		613	642,117
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	745,761
American International Group, Inc. (d):
3.80%, 3/22/17	USD	5,580	5,963,128
5.45%, 5/18/17		800	902,241
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	340,890
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	406,535
5.13%, 4/15/22		930	1,060,212
Hartford Life Global Funding Trusts, 0.46%, 6/16/14 (b)		425	424,871
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,169,150
		Par (000)	Value
Corporate Bonds
Insurance (concluded)
Lincoln National Corp., 6.25%, 2/15/20	USD	630	$748,688
Manulife Financial Corp., 3.40%, 9/17/15 (d)		1,630	1,721,115
MetLife Global Funding I, 5.13%, 6/10/14 (a)(d)		775	810,459
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	456,447
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	350,200
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	305,378
Prudential Financial, Inc. (d):
7.38%, 6/15/19	USD	250	318,508
5.38%, 6/21/20		250	292,462
4.50%, 11/15/20		450	500,120
5.90%, 3/17/36		500	578,399
5.70%, 12/14/36		675	759,675
			18,496,356
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		86	87,505
VeriSign, Inc., 4.63%, 5/01/23 (a)		345	346,725
			434,230
IT Services — 0.8%
Ceridian Corp., 11.00%, 3/15/21 (a)		440	502,700
First Data Corp. (a):
7.38%, 6/15/19		775	817,625
6.75%, 11/01/20		680	710,600
8.25%, 1/15/21		27	28,620
SunGard Data Systems, Inc., 7.38%, 11/15/18		1,080	1,150,200
			3,209,745
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	241,362
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21		379	386,106
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,050	1,268,600
Media — 6.4%
Affinion Group, Inc., 7.88%, 12/15/18		507	390,390
AMC Networks, Inc.:
7.75%, 7/15/21		320	362,400
4.75%, 12/15/22		343	342,143
Cinemark USA, Inc., 5.13%, 12/15/22		175	177,625

BLACKROCK CORE BOND TRUST	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Media (concluded)
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)	USD	305	$306,525
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		674	707,700
6.50%, 11/15/22		1,821	1,921,155
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		600	890,745
Comcast Corp., 6.45%, 3/15/37 (d)		790	994,024
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,740	2,527,186
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	289,996
5.15%, 3/15/42		2,100	2,040,301
Intelsat Luxembourg SA, 7.75%, 6/01/21 (a)		455	478,319
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,492,925
NBC Universal Media LLC (d):
5.15%, 4/30/20		1,983	2,341,776
4.38%, 4/01/21		1,015	1,132,611
The New York Times Co., 6.63%, 12/15/16		1,070	1,186,363
News America, Inc., 7.63%, 11/30/28		385	492,074
Omnicom Group, Inc., 3.63%, 5/01/22 (d)		2,355	2,366,537
Sirius XM Radio, Inc. (a):
4.25%, 5/15/20		559	547,820
4.63%, 5/15/23		275	264,000
TCI Communications, Inc., 7.88%, 2/15/26		610	830,234
Time Warner Cable, Inc., 7.30%, 7/01/38		930	1,151,207
Time Warner, Inc.:
4.70%, 1/15/21		350	389,203
6.10%, 7/15/40		215	246,588
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (a)		255	260,100
Univision Communications, Inc., 5.13%, 5/15/23 (a)		1,153	1,129,940
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	552,563
			25,812,450
Metals & Mining — 4.3%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,470,285
ArcelorMittal:
9.50%, 2/15/15		410	455,100
4.25%, 2/25/15		174	178,785
4.25%, 8/05/15		233	240,573
4.25%, 3/01/16		175	181,563
5.00%, 2/25/17		243	252,720
		Par (000)	Value
Corporate Bonds
Metals & Mining (concluded)
ArcelorMittal (concluded):
6.13%, 6/01/18	USD	313	$331,780
Barrick Gold Corp., 2.90%, 5/30/16 (d)		1,690	1,740,472
Commercial Metals Co., 4.88%, 5/15/23		534	508,635
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)		1,565	1,493,711
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	525,704
5.45%, 3/15/43 (a)		450	432,420
New Gold, Inc. (a):
7.00%, 4/15/20		105	111,300
6.25%, 11/15/22		440	453,200
New World Resources NV, 7.88%, 5/01/18	EUR	165	171,567
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)	USD	475	471,360
Novelis, Inc., 8.75%, 12/15/20		4,120	4,604,100
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,580,996
Xstrata Canada Corp., 6.20%, 6/15/35		1,250	1,301,542
			17,505,813
Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,940,640
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,326,150
			3,266,790
Oil, Gas & Consumable Fuels — 11.3%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	428,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,183,899
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		159	165,360
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		59	61,655
BP Capital Markets Plc, 3.13%, 10/01/15 (d)		330	347,772
Burlington Resources Finance Co., 7.40%, 12/01/31 (d)		875	1,193,370
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	432,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	955,207
Chesapeake Energy Corp., 5.75%, 3/15/23		780	811,200
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (d)		535	653,110
Continental Resources, Inc.:
5.00%, 9/15/22		486	503,010

BLACKROCK CORE BOND TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. (concluded):
4.50%, 4/15/23 (a)	USD	113	$114,130
Denbury Resources, Inc., 4.63%, 7/15/23		623	602,752
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	386,214
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	288,020
Energy Transfer Partners LP, 7.50%, 7/01/38		500	617,416
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	505,050
Enterprise Products Operating LLC:
4.05%, 2/15/22 (d)		1,250	1,331,995
6.13%, 10/15/39		700	817,570
Series L, 6.30%, 9/15/17		575	682,203
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(d)		505	615,216
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,538,816
6.50%, 9/01/39		3,000	3,533,475
6.55%, 9/15/40		110	131,616
6.38%, 3/01/41		150	176,609
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		110	123,750
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (a)		200	207,750
Linn Energy LLC, 6.25%, 11/01/19 (a)		355	357,663
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,198,820
MarkWest Energy Partners LP:
6.25%, 6/15/22		98	105,840
5.50%, 2/15/23		188	196,460
Memorial Production Partners LP, 7.63%, 5/01/21 (a)		212	213,060
MidAmerican Energy Co., 5.80%, 10/15/36		700	852,125
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	951,306
6.50%, 9/15/37		1,900	2,410,063
Newfield Exploration Co., 5.63%, 7/01/24		101	106,050
Nexen, Inc., 7.50%, 7/30/39		1,000	1,376,455
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		232	239,540
Pacific Drilling SA, 5.38%, 6/01/20 (a)(g)		368	364,320
PBF Holding Co. LLC, 8.25%, 2/15/20		110	121,550
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	327,000
		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co.:
3.88%, 1/27/16	USD	1,340	$1,398,135
5.75%, 1/20/20		1,725	1,876,060
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	361,103
Plains Exploration & Production Co., 6.88%, 2/15/23		488	552,050
Premier Oil Plc, 5.11%, 6/09/18		1,900	2,002,125
Range Resources Corp.:
5.75%, 6/01/21		847	895,702
5.00%, 8/15/22		88	89,320
Regency Energy Partners LP, 4.50%, 11/01/23 (a)		249	246,510
Rosetta Resources, Inc., 5.63%, 5/01/21		239	239,598
Sabine Pass Liquefaction LLC (a):
5.63%, 2/01/21		1,787	1,793,701
5.63%, 4/15/23		468	468,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,475	1,644,625
6.50%, 11/01/20 (a)		475	497,563
SandRidge Energy, Inc.:
8.75%, 1/15/20		35	37,625
7.50%, 2/15/23		407	419,210
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,040	1,258,577
Western Gas Partners LP:
5.38%, 6/01/21		710	800,022
4.00%, 7/01/22		200	204,105
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,029,205
			46,040,653
Paper & Forest Products — 0.3%
Boise Paper Holdings LLC:
9.00%, 11/01/17		180	191,700
8.00%, 4/01/20		155	172,050
International Paper Co.:
7.50%, 8/15/21		75	96,578
4.75%, 2/15/22		420	463,909
6.00%, 11/15/41		435	502,706
NewPage Corp., 11.38%, 12/31/14 (c)(h)		397	—
			1,426,943
Pharmaceuticals — 0.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	294,393
Elan Finance Plc/Elan Finance Corp., 6.25%, 6/15/21 (a)	USD	1,610	1,618,050
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		520	593,450

BLACKROCK CORE BOND TRUST	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)	USD	575	$603,750
			3,109,643
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	251,323
Simon Property Group LP, 4.75%, 3/15/42		835	868,975
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	300,477
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,305,013
			2,725,788
Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22 (a)		440	440,000
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	686	1,074,203
The Realogy Corp. (a):
3.38%, 5/01/16	USD	476	472,430
7.88%, 2/15/19 (d)		374	410,465
7.63%, 1/15/20 (d)		520	588,900
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	334,999
			3,320,997
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,108,792
Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	493,500
Spansion LLC, 7.88%, 11/15/17		390	405,600
			899,100
Software — 0.6%
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)		598	587,535
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,085	1,098,563
Oracle Corp., 5.38%, 7/15/40 (d)		775	898,802
			2,584,900
Specialty Retail — 0.8%
The ADT Corp., 4.88%, 7/15/42		539	495,164
The Home Depot, Inc., 5.88%, 12/16/36 (d)		830	1,013,305
New Academy Finance Co. LLC, 8.00%, 6/15/18 (a)(i)		244	251,320
QVC, Inc. (a):
7.50%, 10/01/19		395	434,921
		Par (000)	Value
Corporate Bonds
Specialty Retail (concluded)
QVC, Inc. (a) (concluded):
7.38%, 10/15/20	USD	975	$1,077,357
			3,272,067
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., 4.50%, 12/15/22		490	488,775
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%,6/01/21 (a)(g)		402	399,990
			888,765
Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,449,000
Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,254,482
10.20%, 2/06/39		1,388	2,210,230
Lorillard Tobacco Co., 7.00%, 8/04/41		500	579,321
Reynolds American, Inc., 4.75%, 11/01/42		1,050	984,570
			5,028,603
Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16		795	816,340
Crown Castle International Corp., 5.25%, 1/15/23		465	470,813
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		1,560	1,844,731
Digicel Group Ltd., 8.25%, 9/30/20 (a)		460	489,900
Digicel Ltd., 6.00%, 4/15/21 (a)		750	746,250
MetroPCS Wireless, Inc., 6.63%, 11/15/20		504	539,280
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,572,788
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	397,058
Softbank Corp., 4.50%, 4/15/20 (a)		550	558,092
Sprint Capital Corp., 6.88%, 11/15/28		570	570,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	642,625
7.00%, 3/01/20		770	866,250
			9,514,127
Total Corporate Bonds – 83.1%			337,311,821

BLACKROCK CORE BOND TRUST	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Foreign Agency Obligations
Italy Government International Bond, 5.38%, 6/15/33	USD	455	$474,656
Slovenia Government Bond,Series RS65, 4.38%, 4/02/14	EUR	1,600	2,095,342
Slovenia Government International Bond, 5.85%, 5/10/23 (a)	USD	432	427,680
Total Foreign Agency Obligations – 0.7%			2,997,678

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		903	830,182
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,286	1,221,292
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		738	561,279
Series 2007-HY4, Class 4A1, 4.94%, 6/25/47 (b)		624	521,784
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46 (b)		300	233,862
Series 2007-10, Class A22, 6.00%, 7/25/37		499	459,353
Credit Suisse Mortgage Capital Certificates, Series 2011-2R,Class 2A1, 2.63%, 7/27/36 (a)(b)		1,162	1,161,181
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.19%, 6/19/35 (b)		833	845,228
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		405	395,610
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		599	575,616
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		540	465,558
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		720	648,185
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		220	204,607
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.89%, 5/25/36 (b)		605	512,667
Monastery BV, Series 2004-I, Class A2, 0.54%, 3/17/37 (b)	EUR	923	1,031,102
		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37	USD	40	$39,049
			9,706,555
Commercial Mortgage-Backed Securities — 12.0%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		500	562,049
Series 2007-2, Class A4, 5.79%, 4/10/49 (b)		750	852,820
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	857,719
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49 (b)		1,370	1,600,492
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,227,078
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM, 5.77%, 6/10/46 (b)		1,750	1,917,312
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	699,588
Series 2013-LC6, Class D, 4.43%, 1/10/46 (a)(b)		835	767,828
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.99%, 6/15/38 (b)		1,000	1,111,022
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,920,263
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		1,010	1,143,747
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	738,424
DBRR Trust, Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		365	415,584
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 6.06%, 7/10/38 (b)		1,165	1,305,504
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,190	2,465,467
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4 5.98%, 8/10/45 (b)		435	492,868

BLACKROCK CORE BOND TRUST	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust (concluded):
Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)	USD	1,250	$1,240,585
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,043	2,076,603
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	853,039
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (b)		330	361,766
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,437,522
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,201	5,850,111
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,403	1,589,638
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,510,540
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		85	82,586
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		496	500,913
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		920	918,189
Titan Europe Plc, Series 2007-1X, Class A, 0.75%, 1/20/17 (b)	GBP	1,607	2,088,118
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,203	4,235,083
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)		2,185	2,469,452
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		695	735,766
Series 2012-C8, Class C, 5.04%, 8/15/45 (b)		895	966,098
Series 2013-C11, Class D, 4.32%, 3/15/45 (a)(b)		800	731,374
			48,725,148
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 2.08%, 8/15/45 (a)(b)		15,799	1,707,970
		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Interest Only Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.87%, 3/15/45 (a)(b)	USD	9,513	$1,327,614
WF-RBS Commercial Mortgage Trust (a)(b):
Series 2012-C8, Class XA, 2.41%, 8/15/45		6,045	792,302
Series 2012-C9, Class XA, 2.43%, 11/15/45		10,792	1,494,805
			5,322,691
Total Non-Agency Mortgage-Backed Securities – 15.7%			63,754,394

Preferred Securities
Capital Trusts
Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50%(b)(f)		1,698	1,704,367
State Street Capital Trust IV, 1.28%, 6/01/77 (b)		70	58,975
			1,763,342
Commercial Banks — 0.9%
BNP Paribas SA, 7.20% (a)(b)(f)		1,000	1,063,750
BPCE SA, 12.50% (a)(b)(f)		800	1,016,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	506,263
Wachovia Capital Trust III, 5.57% (b)(f)		1,025	1,026,281
			3,612,294
Diversified Financial Services — 1.9%
Capital One Financial Corp., 4.75%, 7/15/21		960	1,071,344
General Electric Capital Corp., Series B, 6.25% (b)(f)		900	996,750
JPMorgan Chase & Co. (b)(f):
Series 1, 7.90%		3,500	4,086,250
Series Q, 5.15%		1,500	1,515,000
			7,669,344
Electric Utilities — 0.5%
Electricite de France SA,5.25% (a)(b)(f)		2,100	2,107,875
Insurance — 3.5%
The Allstate Corp., 6.50%, 5/15/67 (b)(d)		1,950	2,198,625
American International Group, Inc., 8.18%, 5/15/68 (b)		970	1,270,700
AXA SA, 6.46%(a)(b)(f)		1,025	1,042,937

BLACKROCK CORE BOND TRUST	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
Capital Trusts
Insurance (concluded)
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)	USD	1,150	$1,081,000
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		975	1,018,875
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	688,500
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		640	808,000
MetLife, Inc., 6.40%, 12/15/66		3,500	3,955,000
Swiss Re Capital I LP, 6.85%(a)(b)(f)		1,060	1,137,401
XL Group Plc, Series E,6.50%(b)(f)		815	817,038
			14,018,076
Total Capital Trusts – 7.2%			29,170,931

		Shares
Preferred Stocks
Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)		46,000	1,181,740
Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)		150,000	4,020,000
Total Preferred Stocks – 1.3%			5,201,740

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		14,773	412,388
Total Preferred Securities – 8.6%			34,785,059

		Par (000)
Taxable Municipal Bonds
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14	USD	1,525	1,468,438
District of Columbia, Refunding RB, Howard University, Series B, 7.63%, 10/01/35		1,000	1,195,290
		Par (000)	Value
Taxable Municipal Bonds
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	USD	950	$1,207,184
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,606,015
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/25		500	514,645
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	908,888
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57		1,000	1,089,260
New York City Municipal Water Finance Authority:
Refunding RB, Second General Resolution, Build America Bonds, Series GG, 5.72%, 6/15/42	700		876,638
Refunding RB, Second General Resolution, Series EE, 5.38%, 6/15/43	385		436,729
Refunding RB, Second General Resolution, Series EE, 5.50%, 6/15/43	465		531,927
New York State Dormitory Authority:
RB, Build America Bonds, 5.63%, 3/15/39	550		655,358
RB, Build America Bonds, 5.60%, 3/15/40	950		1,148,702
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	486,729
State of California, GO:
Build America Bonds, 7.63%, 3/01/40	860		1,249,236
Various Purpose, 7.55%, 4/01/39	140		201,489
State of Illinois, GO, Taxable-Pension, 5.10%, 6/01/33		1,000	1,007,650
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	526,840
Total Taxable Municipal Bonds – 3.7%			15,111,018

BLACKROCK CORE BOND TRUST	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae (d):
2.26%, 10/09/19 (j)	USD	7,055	$6,120,156
5.63%, 7/15/37 (k)		775	1,044,408
Federal Home Loan Bank (d):
5.25%, 12/09/22		675	838,063
5.37%, 9/09/24		1,075	1,346,717
Resolution Funding Corp. (j):
1.32%, 7/15/18		525	489,527
1.37%, 10/15/18		525	489,362
			10,328,233
Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		431	461,202
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		408	418,286
			879,488
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (b):
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		165	166,414
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)		1,750	1,706,024
Series K013, Class A2, 3.97%, 1/25/21		940	1,035,877
			2,908,315
Interest Only Collateralized Mortgage Obligations — 2.8%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40		4,950	690,646
Series 2012-47, Class NI, 4.50%, 4/25/42		5,545	899,774
Series 2012-96, Class DI, 4.00%, 2/25/27		8,106	932,586
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		13,244	2,011,941
Freddie Mac Mortgage-Backed Securities:
Series 2611, Class QI, 5.50%, 9/15/32		1,222	125,466
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,072	761,513
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,499	187,273
Series K710, Class X1, 1.78%, 5/25/19 (b)		8,627	784,421

		Par (000)	Value
US Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 6.00%, 9/20/32	USD	6,390	$1,143,495
Series 2009-116, Class KS, 6.27%, 12/16/39		4,172	554,936
Series 2011-52, Class NS, 6.47%, 4/16/41		17,480	3,198,775
			11,290,826
Mortgage-Backed Securities — 8.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/15/43 (l)		16,300	16,371,312
4.00%, 12/01/41 (d)		3,601	3,800,613
4.50%, 7/01/41 (d)		4,738	5,072,370
5.00%, 8/01/34 (d)		3,278	3,561,212
5.50%, 6/01/38 (d)		2,129	2,320,875
6.00%, 12/01/38 (d)		1,825	1,988,080
Freddie Mac Mortgage-Backed Securities, 6.00%, 11/01/13- 12/01/2018		406	435,285
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		65	71,676
			33,621,423
Total US Government Sponsored Agency Securities – 14.6%			59,028,285

US Treasury Obligations
US Treasury Bonds (d):
8.13%, 8/15/21		1,550	2,308,531
6.25%, 8/15/23		5,085	7,018,886
3.50%, 2/15/39		330	347,325
4.25%, 5/15/39		6,045	7,193,550
4.38%, 5/15/40		6,375	7,736,662
4.75%, 2/15/41		1,630	2,095,569
4.38%, 5/15/41		800	971,250
3.13%, 11/15/41		9,930	9,653,827
3.13%, 2/15/42		6,268	6,088,773
3.00%, 5/15/42		2,730	2,582,837
3.13%, 2/15/43		2,337	2,262,024
US Treasury Notes:
2.25%, 7/31/18 (d)		495	523,965
2.00%, 2/15/22 (d)		1,826	1,834,987
1.75%, 5/15/22		156	152,880
Total US Treasury Obligations – 12.5%			50,771,066

BLACKROCK CORE BOND TRUST	MAY 31, 2013	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

	Shares	Value
Warrants (m)
Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 9/28/17)	90	—
Total Long-Term Investments (Cost – $564,768,752) – 146.7%		$595,419,320

		Value
Options Purchased
(Cost – $2,740,320) – 0.7%		$2,907,466
Total Investments Before Options Written (Cost – $567,509,072*) – 147.4%		598,326,786

Options Written
(Premiums Received – $4,242,034) – (1.0)%		(3,979,406)
Total Investments, Net of Options Written – 146.4%		594,347,380
Liabilities in Excess of Other Assets – (46.4)%		(188,396,555)
Net Assets – 100.0%		$405,950,825

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$568,321,095
Gross unrealized appreciation	$36,690,238
Gross unrealized depreciation	(6,684,547)
Net unrealized appreciation	$30,005,691

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Convertible security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Jefferies & Co.	$180,837	$(4,163)
Goldman Sachs & Co.	$364,320	$(3,680)
Pershing LLC	$399,990	$(7,130)

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	All or a portion of security has been pledged in connection with open financial futures contracts.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
Deutsche Bank Securities, Inc.	$16,371,312	$(669,828)

(m)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK CORE BOND TRUST	MAY 31, 2013	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	534,025	(534,025)	–	$ 1,942	$72

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

•	Reverse repurchase agreements outstanding as of May 31, 2013:
	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
	BNP Paribas Securities Corp.	0.17%	7/18/12	Open	$7,051,500	$7,063,458
	Credit Suisse Securities (USA) LLC	0.25%	9/06/12	Open	1,903,605	1,907,148
	Barclays Capital, Inc.	0.35%	9/18/12	Open	3,346,987	3,355,318
	Deutsche Bank Securities, Inc.	(0.63)%	10/24/12	Open	345,482	344,163
	BNP Paribas Securities Corp.	0.35%	1/11/13	Open	4,741,000	4,747,499
	Credit Suisse Securities (USA) LLC	0.35%	1/14/13	Open	2,166,425	2,169,332
	UBS Securities LLC	(0.50)%	1/15/13	Open	496,600	495,662
	UBS Securities LLC	(0.25)%	1/15/13	Open	484,487	484,030
	UBS Securities LLC	0.28%	1/15/13	Open	3,529,338	3,533,071
	UBS Securities LLC	0.32%	1/15/13	Open	985,500	986,692
	UBS Securities LLC	0.32%	1/15/13	Open	1,571,500	1,573,400
	UBS Securities LLC	0.32%	1/15/13	Open	1,438,650	1,440,389
	UBS Securities LLC	0.32%	1/15/13	Open	1,421,275	1,422,993
	UBS Securities LLC	0.32%	1/15/13	Open	2,606,875	2,610,026
	UBS Securities LLC	0.32%	1/15/13	Open	2,375,000	2,377,871
	UBS Securities LLC	0.32%	1/15/13	Open	1,616,250	1,618,204
	UBS Securities LLC	0.32%	1/15/13	Open	2,622,000	2,625,170
	UBS Securities LLC	0.33%	1/15/13	Open	707,000	707,882
	UBS Securities LLC	0.33%	1/15/13	Open	1,223,250	1,224,775
	UBS Securities LLC	0.33%	1/15/13	Open	382,775	383,252
	UBS Securities LLC	0.33%	1/15/13	Open	170,100	170,312
	UBS Securities LLC	0.34%	1/15/13	Open	561,600	562,322
	UBS Securities LLC	0.34%	1/15/13	Open	4,466,948	4,472,685
	UBS Securities LLC	0.34%	1/15/13	Open	871,500	872,619

BLACKROCK CORE BOND TRUST	MAY 31, 2013	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2013 (continued):
	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
	UBS Securities LLC	0.34%	1/15/13	Open	$1,950,000	$1,952,505
	UBS Securities LLC	0.34%	1/15/13	Open	1,181,250	1,182,767
	UBS Securities LLC	0.34%	1/15/13	Open	1,354,500	1,356,240
	UBS Securities LLC	0.34%	1/15/13	Open	762,500	763,479
	UBS Securities LLC	0.34%	1/15/13	Open	733,125	734,067
	UBS Securities LLC	0.34%	1/15/13	Open	784,688	785,695
	UBS Securities LLC	0.34%	1/15/13	Open	904,812	905,975
	UBS Securities LLC	0.34%	1/15/13	Open	602,213	602,986
	UBS Securities LLC	0.34%	1/15/13	Open	1,473,750	1,475,643
	UBS Securities LLC	0.34%	1/15/13	Open	334,950	335,380
	UBS Securities LLC	0.34%	1/15/13	Open	1,179,062	1,180,577
	UBS Securities LLC	0.35%	1/15/13	Open	941,250	942,494
	BNP Paribas Securities Corp.	0.35%	1/22/13	Open	1,243,000	1,244,571
	BNP Paribas Securities Corp.	0.35%	1/22/13	Open	883,000	884,116
	Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,875,750	1,877,938
	Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,797,390	1,799,487
	Credit Suisse Securities (USA) LLC	0.10%	2/07/13	Open	2,418,000	2,418,759
	Deutsche Bank Securities, Inc.	0.15%	2/07/13	Open	2,194,387	2,195,421
	Deutsche Bank Securities, Inc.	0.16%	2/07/13	Open	6,155,488	6,158,579
	UBS Securities LLC	0.34%	2/07/13	Open	1,095,375	1,096,554
	UBS Securities LLC	0.34%	2/07/13	Open	642,000	642,691
	BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	505,507
	BNP Paribas Securities Corp.	0.32%	2/08/13	Open	1,968,000	1,969,977
	BNP Paribas Securities Corp.	0.15%	2/14/13	Open	9,942,413	9,946,845
	BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,021,000
	BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,269,000	2,270,993
	BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,109,974
	BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,314,824
	BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,228,000	1,228,968
	BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,885,485
	BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,704,000	1,705,343
	BNP Paribas Securities Corp.	0.33%	3/11/13	Open	879,000	879,661
	BNP Paribas Securities Corp.	0.33%	3/11/13	Open	983,000	983,739
	Citigroup Global Markets, Inc.	0.00%	3/20/13	Open	450,225	450,225
	Bank of America Merrill Lynch	0.20%	4/02/13	Open	7,563,807	7,566,328
	Bank of America Merrill Lynch	0.20%	4/02/13	Open	7,246,125	7,248,540
	Bank of America Merrill Lynch	0.22%	4/02/13	Open	875,812	876,134
	Bank of America Merrill Lynch	0.22%	4/02/13	Open	1,097,844	1,098,246
	Barclays Capital, Inc.	0.35%	4/02/13	Open	553,137	553,455
	Barclays Capital, Inc.	0.35%	4/02/13	Open	727,819	728,236
	Barclays Capital, Inc.	0.35%	4/02/13	Open	304,000	304,174
	Barclays Capital, Inc.	0.35%	4/02/13	Open	5,725,080	5,728,364
	Barclays Capital, Inc.	0.35%	4/02/13	Open	369,609	369,821
	Barclays Capital, Inc.	0.35%	4/02/13	Open	480,938	481,213
	Barclays Capital, Inc.	0.35%	4/02/13	Open	280,250	280,411
	Barclays Capital, Inc.	0.35%	4/02/13	Open	544,531	544,843
	Barclays Capital, Inc.	0.35%	4/02/13	Open	995,362	995,934
	BNP Paribas Securities Corp.	0.19%	4/02/13	Open	2,719,762	2,720,624
	BNP Paribas Securities Corp.	0.20%	4/02/13	Open	533,362	533,540
	BNP Paribas Securities Corp.	0.19%	4/03/13	Open	851,537	851,803
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,020,500	2,021,639
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,700,969	1,701,928
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,648,500	1,649,430
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,437,844	3,439,782

BLACKROCK CORE BOND TRUST	MAY 31, 2013	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2013 (concluded):
	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	UBS Securities LLC	0.32%	4/11/13	Open	$1,630,000	$1,630,808
	UBS Securities LLC	0.40%	4/11/13	Open	4,055,063	4,057,360
	Bank of America Merrill Lynch	0.14%	4/25/13	Open	8,430,938	8,432,151
	BNP Paribas Securities Corp.	0.00%	4/29/13	Open	377,850	377,850
	BNP Paribas Securities Corp.	0.00%	4/29/13	Open	1,039,000	1,039,000
	HSBC Securities (USA), Inc.	0.23%	5/09/13	Open	16,313,000	16,314,980
	BNP Paribas Securities Corp.	0.34%	5/24/13	Open	1,342,000	1,342,101
	Morgan Stanley & Co.	0.12%	5/31/13	Open	2,310,214	2,310,222
	Deutsche Bank Securities, Inc.	0.35%	5/31/13	Open	1,974,375	1,974,394
	Total				$180,996,003	$181,130,049

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of May 31, 2013 were as follows:
	Contracts Purchased (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
	116	5-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	14,200,031	$(48,879)
	390	30-Year US Treasury Bond	Chicago Board of Trade	September 2013	USD	54,612,188	(787,955)
	81	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	12,322,125	(64,525)
	(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,991,600	(4,680)
	(166)	2-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	36,543,344	7,140
	(501)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	64,738,594	498,854
	(12)	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,990,550	(7,509)
	(16)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,400	(12,942)
	(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,987,400	(8,154)
	(9)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,239,200	(3,998)
	(9)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,237,512	(6,987)
	(9)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,235,487	(7,486)
	(49)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	12,157,513	21,943
	(40)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	9,911,500	(33,284)
	(40)	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	9,896,500	32,412
	(40)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,879,500	(35,610)
	Total						$(461,660)

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:
	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	EUR	6,076	USD	7,882	Citigroup, Inc.	6/04/13	$15
	GBP	1,626,000	USD	2,457,106	Deutsche Bank AG	7/17/13	12,712
	USD	10,122,450	GBP	6,612,000	Barclays Plc	7/17/13	79,134
	EUR	202,710	USD	260,821	Bank of New York Mellon Corp.	7/23/13	2,721
	EUR	261,000	USD	339,695	Goldman Sachs Group, Inc.	7/23/13	(370)
	USD	9,871,209	EUR	7,518,057	Citigroup, Inc.	7/23/13	97,023
	USD	175,976	EUR	135,000	Goldman Sachs Group, Inc.	7/23/13	463
	Total						$191,698

BLACKROCK CORE BOND TRUST	MAY 31, 2013	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

• Over-the-counter interest rate swaptions purchased as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Plc	Call	1.70%	Receive	3-month LIBOR	8/09/13	USD	1,000	$197
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	8/09/13	USD	600	118
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.11%	Receive	3-month LIBOR	9/03/13	USD	5,200	23,653
30-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	3.75%	Pay	3-month LIBOR	6/03/13	USD	2,400	—
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.40%	Pay	3-month LIBOR	9/03/13	USD	5,200	90,300
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	2/16/16	USD	2,300	86,475
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.50%	Pay	3-month LIBOR	2/22/16	USD	5,000	228,327
10-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	4.00%	Pay	3-month LIBOR	3/14/16	USD	15,000	483,090
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	211,595
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	4/23/18	USD	2,500	145,121
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	4/24/18	USD	1,000	58,072
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	5/01/18	USD	2,500	145,607
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	5/17/18	USD	19,950	1,170,193
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	264,718
Total									$2,907,466

• Over-the-counter interest rate swaptions written as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	4/08/14	USD	15,200	$(27,682)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.06%	Pay	3-month LIBOR	4/09/14	USD	16,100	(433,871)
5-Year Interest Rate Swap	BNP Paribas SA	Call	1.15%	Pay	3-month LIBOR	6/09/14	USD	30,300	(101,486)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	15,500	(30,134)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.48%	Pay	3-month LIBOR	7/31/14	USD	10,000	(82,817)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	8/01/14	USD	9,700	(19,117)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Call	1.25%	Pay	3-month LIBOR	2/04/15	USD	6,200	(26,700)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.00%	Receive	6-month EURIBOR	8/21/13	EUR	10,000	(84,004)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.05%	Receive	6-month EURIBOR	8/23/13	EUR	5,000	(35,410)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	4/08/14	USD	15,200	(139,188)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.06%	Receive	3-month LIBOR	4/09/14	USD	16,100	(136,101)
5-Year Interest Rate Swap	BNP Paribas SA	Put	2.15%	Receive	3-month LIBOR	6/09/14	USD	30,300	(300,167)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,500	(209,281)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.48%	Receive	3-month LIBOR	7/31/14	USD	10,000	(260,110)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	8/01/14	USD	9,700	(141,003)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Receive	3-month LIBOR	4/15/15	USD	2,500	(46,530)
3-Year Interest Rate Swap	JPMorgan Chase Bank	Put	1.30%	Receive	3-month LIBOR	4/15/15	USD	2,500	(46,531)
3-Year Interest Rate Swap	Barclays Plc	Put	1.40%	Receive	3-month LIBOR	5/07/15	USD	2,500	(45,207)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	2.25%	Receive	3-month LIBOR	2/04/16	USD	6,200	(120,588)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(167,882)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	4/23/18	USD	5,000	(123,367)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	4/24/18	USD	2,000	(49,375)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	5/01/18	USD	5,000	(123,943)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	5/17/18	USD	39,900	(998,709)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(230,203)
Total									$(3,979,406)

BLACKROCK CORE BOND TRUST	MAY 31, 2013	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps - buy protection outstanding as of May 31, 2013 were as follows:
	Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
	Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	1,400	$(132,332)
	The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,800	(59,135)
	Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(20)
	Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(21)
	Total						$(191,508)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:
	Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
	MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	535	$36,244
	MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	45,632
	MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/16	A-	USD	500	30,513
	MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	900	55,294
	MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	275	15,295
	MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	298	16,964
	MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	285	17,486
	Total							$217,428

1   Using Standard & Poor’s (“S&P”) rating of the issuer.

2   The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of May 31, 2013 were as follows:
	Fixed Rate	Floating Rate	Counterparty/Clearing House	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
	0.36%[3]	3-month LIBOR	Barclays Plc	4/26/15	USD	17,900	$34,369
	0.36%[3]	3-month LIBOR	JPMorgan Chase & Co.	4/26/15	USD	18,000	33,713
	0.36%[4]	3-month LIBOR	Deutsche Bank AG	4/26/15	USD	18,000	(33,713)
	0.45%[4]	3-month LIBOR	Bank of America NA	6/04/15	USD	18,000	(9,574)
	1.41%[4]	3-month LIBOR	Bank of America NA	2/28/20	USD	4,000	(76,164)
	1.75%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	5/31/20	USD	24,900	27,899
	2.06%[4]	3-month LIBOR	Deutsche Bank AG	2/25/23	USD	3,400	(71,092)
	2.11%[4]	3-month LIBOR	Goldman Sachs Group, Inc.	3/14/23	USD	3,000	(51,499)
	2.13%[4]	3-month LIBOR	Barclays Plc	3/15/23	USD	1,500	(23,126)
	1.99%[4]	3-month LIBOR	Citigroup, Inc.	4/03/23	USD	4,700	(134,642)
	2.29%[3]	3-month LIBOR	Chicago Mercantile Exchange	5/30/23	USD	2,323	10,369
	2.21%[4]	3-month LIBOR	Deutsche Bank AG	4/26/24	USD	2,500	(105,603)
	2.67%[4]	3-month LIBOR	Deutsche Bank AG	6/03/24	USD	2,500	(11,271)
	2.52%[3]	3-month LIBOR	Citigroup, Inc.	9/04/42	USD	1,600	222,542
	2.49%[3]	6-month EURIBOR	Citigroup, Inc.	1/15/43	EUR	500	(11,893)
	2.49%[4]	6-month EURIBOR	Deutsche Bank AG	1/15/43	EUR	500	11,893
	3.05%[3]	3-month LIBOR	Deutsche Bank AG	2/07/43	USD	4,800	174,967
	3.04%[3]	3-month LIBOR	Deutsche Bank AG	3/28/43	USD	2,400	95,468
	2.98%[3]	3-month LIBOR	Citigroup, Inc.	4/05/43	USD	100	4,993
	2.88%[3]	3-month LIBOR	JPMorgan Chase & Co.	4/16/43	USD	5,100	364,721
	2.85%[3]	3-month LIBOR	Deutsche Bank AG	4/29/43	USD	1,000	76,094
	2.85%[3]	3-month LIBOR	JPMorgan Chase & Co.	4/29/43	USD	1,000	76,242
	3.08%[3]	3-month LIBOR	Credit Suisse Group International	5/21/43	USD	2,500	75,966

BLACKROCK CORE BOND TRUST	MAY 31, 2013	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of May 31, 2013 (concluded):
	Fixed Rate	Floating Rate	Counterparty/Clearing House	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
	2.96%[3]	3-month LIBOR	Deutsche Bank AG	4/26/44	USD	1,100	$89,615
	3.36%[3]	3-month LIBOR	Deutsche Bank AG	6/03/44	USD	1,200	8,898
	Total						$779,172

[3]	Trust pays the fixed rate and receives the floating rate.
[4]	Trust pays the floating rate and receives the fixed rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$20,591,503	$10,905,096	$31,496,599
Common Stocks	—	—	163,400	163,400
Corporate Bonds	—	330,903,921	6,407,900	337,311,821
Foreign Agency Obligations	—	2,997,678	—	2,997,678
Non-Agency Mortgage-Backed Securities	—	63,671,808	82,586	63,754,394
Preferred Securities	$5,614,128	29,170,931	—	34,785,059
Taxable Municipal Bonds	—	15,111,018	—	15,111,018
US Government Sponsored Agency Securities	—	59,028,285	—	59,028,285
US Treasury Obligations	—	50,771,066	—	50,771,066
Options Purchased:
Interest Rate Contracts	—	2,907,466	—	2,907,466
Total	$5,614,128	$575,153,676	$17,558,982	$598,326,786

BLACKROCK CORE BOND TRUST	MAY 31, 2013	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Credit contracts	—	$217,428	—	$217,428
Foreign currency exchange contracts	—	192,068	—	192,068
Interest rate contracts	$560,349	1,307,749	—	1,868,098
Liabilities
Credit contracts	—	(191,508)	—	(191,508)
Foreign currency exchange contracts	—	(370)	—	(370)
Interest rate contracts	(1,022,009)	(4,507,786)	—	(5,529,795)
Total	$(461,660)	$(2,982,419)	—	$(3,444,079)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,255	—	—	$2,255
Cash pledged for financial futures contracts	1,041,000	—	—	1,041,000
Cash pledged as collateral for reverse repurchase agreements	2,406,000	—	—	2,406,000
Cash pledged as collateral for swaps	1,440,000	—	—	1,440,000
Cash pledged as collateral for centrally cleared swaps	80,000	—	—	80,000
Liabilities:
Bank overdraft	—	$(844,486)	—	(844,486)
Reverse repurchase agreements	—	(180,996,003)	—	(180,996,003)
Cash received as collateral for swaps	—	(600,000)	—	(600,000)
Total	$4,969,255	$(182,440,489)	—	$(177,471,234)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CORE BOND TRUST	MAY 31, 2013	21

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$1,505,315	$1	$5,224,808	$511,457	$7,241,581
Transfers into Level 3[1]	—	—	4,712,948	—	4,712,948
Transfers out of Level 3[1]	(745,445)	—	—	—	(745,445)
Accrued discounts/premiums	(334,082)	—	(11,673)	2,443	(343,312)
Net realized gain (loss)	—	—	1,477	30,076	31,553
Net change in unrealized appreciation/depreciation[2]	337,407	163,399	(221,183)	(1,882)	277,741
Purchases	10,141,901	—	—	—	10,141,901
Sales	—	—	(3,298,477)	(459,508)	(3,757,985)

Closing Balance, as of May 31, 2013	$10,905,096	$163,400	$6,407,900	$82,586	$17,558,982

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,712,948 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $280,475.

BLACKROCK CORE BOND TRUST	MAY 31, 2013	22

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 25, 2013